PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

10.         PROPERTY, PLANT AND EQUIPMENT

The following is a summary of property, plant and equipment:

	December 31,	December 31,
	2011	2010
Cost
Building and warehouses	$9,265,658	$8,901,351
Machinery and equipment	11,455,232	10,781,186
Office equipment and furniture	207,838	191,475
Motor vehicles	201,206	45,178
Leasehold improvement	1,048,873	1,023,495
Total	$22,178,807	$20,942,685

Accumulated depreciation	(6,420,881)	(4,857,648)

Idle fixed assets	113,595	68,540

Property, plant and equipment, net	$15,871,521	$16,153,577

Depreciation expense charged to operations was $1,167,908 and $693,045 for the years ended December 31, 2011 and 2010, respectively.